DEBT 1 (Details) shares in Thousands	1 Months Ended				3 Months Ended			11 Months Ended	12 Months Ended
	Mar. 31, 2016 USD ($)	Jan. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) vessel $ / shares	May 31, 2015 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) vessel $ / shares	Mar. 31, 2015 USD ($) $ / shares	Nov. 30, 2015	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) vessel $ / shares shares	Dec. 31, 2013 USD ($)	Feb. 29, 2016 USD ($)	Sep. 30, 2015	Jan. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Mar. 31, 2014 USD ($)
Debt Instrument [Line Items]
Vessels and equipment, net			$ 1,488,205,000			$ 1,488,205,000	$ 632,997,000		$ 1,758,939,000	$ 1,488,205,000	$ 262,747,000				$ 852,665,000
Minimum value covenant												100.00%
Repayments of Debt		$ 4,200,000							22,219,000	244,338,000
Number of facilities in breach of covenants		2
Long-term Debt							$ 391,717,000
Debt Issuance Costs, Net			$ (5,797,000)			$ (5,797,000)			$ (5,350,000)	$ (5,797,000)
Number of vessels serving as security			40			40			45	40
Restricted cash			$ 48,521,000			$ 48,521,000			$ 53,797,000	$ 48,521,000
Less: current portion			(20,380,000)			(20,380,000)			0	(20,380,000)
Long-term debt			908,116,000			908,116,000			1,058,418,000	$ 908,116,000
Number of Capesize newbuildings delivered							5			2
Number of Vessels Acquired											2
Sellers Credit, Percentage of Sale Price											30.00%
Debt instrument commitment fee									898,000
Deferred charges			$ 5,797,000			$ 5,797,000			$ 5,350,000	$ 5,797,000					3,534,000
Debt, Weighted Average Interest Rate			2.30%			2.30%			2.37%	2.30%
Term Loan Facility of $23.8 Million [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate			(2.65%)
Term Loan Facility of $201 Million [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate			(2.75%)
Term Loan Facility of $33.93 Million [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate										(2.75%)
Term Loan Facility of $82.5 Million [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate										(2.75%)
Term Loan Facility of $425 Million [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate			(2.20%)					(2.00%)		(2.00%)
Term Loan Facility of $420 Million [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate										(2.50%)
Term Loan Facility of $201 Million [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 201,000,000			$ 201,000,000				$ 201,000,000
Long-term Debt assumed upon the Merger							$ 45,400,000
Number of vessels financed										2
Repayments of Debt						44,400,000
Term Loan Facility of $425 Million [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 425,000,000			$ 425,000,000			$ 425,000,000	$ 425,000,000		$ 425,000,000		$ 425,000,000
Number of vessels financed										14
Number of Tranches, Value 1										12
Debt Instrument, Value Per Tranche, Value 1										$ 30,000,000
Minimum value covenant			70.00%			70.00%				70.00%			55.00%
Debt Instrument, Value Per Tranche										$ 32,500,000
Number of Tranches, Value 2										2
Debt Instrument, Repayment Term			1.5625%					1.25%
Repayments of Debt					$ 2,300,000					$ 300,000
Long-term Debt			$ 26,885,000			$ 26,885,000			166,742,000	26,885,000
Loan drawdowns									142,200,000	27,200,000
Term Loan Facility of $23.8 Million [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			23,800,000			23,800,000				$ 23,800,000
Long-term Debt assumed upon the Merger							22,400,000
Number of vessels financed										1
Repayments of Debt						22,100,000
Term Loan Facility of $33.93 Million [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			33,930,000			33,930,000				$ 33,930,000		33,930,000
Long-term Debt assumed upon the Merger							30,500,000
Number of vessels financed | vessel										2
Repayments of Debt									600,000	$ 1,700,000
Debt Instrument, Periodic Payment										600,000
Long-term Debt			28,841,000			28,841,000			28,275,000	28,841,000
Loan drawdowns					0					0
Term Loan Facility of $82.5 Million [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			82,500,000			82,500,000			82,500,000	$ 82,500,000		82,500,000
Long-term Debt assumed upon the Merger							67,800,000
Number of vessels financed										6
Repayments of Debt				$ 17,700,000					3,200,000	$ 20,200,000
Repayment Of Debt To Comply With Minimum Value Covenant										2,000,000
Debt Instrument, Periodic Payment										1,200,000
Long-term Debt			47,597,000			47,597,000			44,367,000	47,597,000
Loan drawdowns					0					0
Term Loan Facility of $284 Million [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			284,000,000			284,000,000			284,000,000	$ 284,000,000		284,000,000
Long-term Debt assumed upon the Merger							260,500,000
Number of vessels financed										19
Repayments of Debt	$ 4,000,000									$ 11,700,000
Debt Instrument, Periodic Payment										4,000,000
Long-term Debt			262,541,000			262,541,000			258,538,000	262,541,000
Loan drawdowns					0					13,800,000
Term Loan Facility of $420 Million [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			420,000,000			420,000,000			420,000,000	$ 420,000,000		$ 420,000,000
Number of vessels financed										14
Number of Tranches, Value 1										14
Debt Instrument, Value Per Tranche, Value 1										$ 30,000,000
Debt Instrument, Payment Term										20 years
Repayments of Debt	$ 2,200,000				7,300,000					$ 17,600,000
Debt Instrument, Periodic Payment									5,200,000
Long-term Debt			395,875,000			395,875,000			388,545,000	395,875,000
Loan drawdowns					$ 0					175,000,000
$425M Term Loan Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount									425,000,000
Debt instrument commitment fee										3,825,000
Loans Payable [Member]
Debt Instrument [Line Items]
Long-term Debt			34,100,000			34,100,000				$ 34,100,000
Convertible Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount							200,000,000									$ 200,000,000
Long-term Debt assumed upon the Merger							161,200,000
Convertible Bond Fair Value Price Upon Merger							$ 0.806
Debt Instrument, Payment Term										5 years
Repayments of Debt									$ 0	$ 0
Debt Instrument, Interest Rate, Stated Percentage									3.07%							3.07%
Long-term Debt			$ 167,815,000			$ 167,815,000			$ 177,300,000	167,815,000					0
Loan drawdowns									$ 0	$ 0
Debt Instrument, Convertible, Conversion Price | $ / shares			$ 99.65			$ 99.65	$ 99.65		$ 88.15	$ 99.65
Purchase price adjustment							$ 38,800,000
Debt Instrument, Repurchased Face Amount							1.00
Amortization of purchase price adjustment									$ 9,485,000	$ 6,615,000
Debt Instrument, Convertible, Terms of Conversion Feature										90.00%
Debt Conversion, Converted Instrument, Shares Issued | shares									2,269	2,007
Other Debt Obligations [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount																$ 4,800,000
Long-term Debt assumed upon the Merger							4,511,000
Repayments of Debt									$ 4,748,000	$ 0
Long-term Debt			$ 4,739,000			$ 4,739,000			0	4,739,000					0
Loan drawdowns									0	0
Purchase price adjustment							300,000
Amortization of purchase price adjustment									9,000	228,000
Long-term Debt [Member]
Debt Instrument [Line Items]
Long-term Debt assumed upon the Merger							$ 592,313,000
Long-term Debt			928,496,000			928,496,000			1,058,418,000	928,496,000					$ 359,966,000
Loan drawdowns									142,200,000	215,975,000
Amortization of purchase price adjustment									$ 9,494,000	6,843,000
$175M Term Loan Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 175,000,000			$ 175,000,000				$ 175,000,000
Panamax Vessels [Member] | Term Loan Facility of $33.93 Million [Member]
Debt Instrument [Line Items]
Number of vessels serving as security			2			2			2	2
Panamax Vessels [Member] | Term Loan Facility of $82.5 Million [Member]
Debt Instrument [Line Items]
Number of vessels serving as security			4			4			4	4
Panamax Vessels [Member] | Term Loan Facility of $284 Million [Member]
Debt Instrument [Line Items]
Number of vessels serving as security			4			4			4	4
Capesize Vessels [Member] | Term Loan Facility of $425 Million [Member]
Debt Instrument [Line Items]
Number of vessels serving as security			1			1			6	1
Capesize Vessels [Member] | Term Loan Facility of $284 Million [Member]
Debt Instrument [Line Items]
Number of vessels serving as security			2			2			2	2
Capesize Vessels [Member] | Term Loan Facility of $420 Million [Member]
Debt Instrument [Line Items]
Number of vessels serving as security			14			14			14	14
Supramax Vessels [Member] | Term Loan Facility of $284 Million [Member]
Debt Instrument [Line Items]
Number of vessels serving as security			5			5			5	5
Kamsarmax Vessel [Member] | Term Loan Facility of $284 Million [Member]
Debt Instrument [Line Items]
Number of vessels serving as security			8			8			8	8
Capesize Newbuildings [Member] | Term Loan Facility of $425 Million [Member]
Debt Instrument [Line Items]
Number of Capesize newbuildings delivered									5	1
Capesize Newbuildings [Member] | Term Loan Facility of $420 Million [Member]
Debt Instrument [Line Items]
Number of Capesize newbuildings delivered										6